EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
EQUITY METHOD INVESTMENTS [Abstract]
Schedule of participation in investments recorded using the equity method
As of December 31, the Company had the following participation in investments that are recorded using the equity method:

	2013	2012
CalPetro Tankers (Bahamas I) Limited	100%	100%
CalPetro Tankers (Bahamas II) Limited	100%	100%
CalPetro Tankers (IOM) Limited	100%	100%
Orion Tankers Ltd.	—	50%
Frontline 2012 Ltd.	5.4%	7.9%

Summarized balance sheet information of significant subsidiaries
Summarized financial statements of Frontline 2012 are as follows:

(in thousands of $)	2013	2012
Current assets	480,177	167,560
Non current assets	1,193,803	974,598
Current liabilities	108,852	11,837
Non current liabilities	501,971	640,894

Summarized statement of operations information of significant subsidiaries

(in thousands of $)	2013	2012	2011
Operating revenues	133,900	140,849	—
Net operating income (loss)	65,755	25,673	(130)
Net income (loss)	69,499	8,055	(130)

Summarized balance sheet information of equity method investees
Summarized financial statements of investees of which the Company has determined it is not the primary beneficiary and accounts for under the equity method as of December 31, is as follows:

(in thousands of $)	2013	2012
Current assets	15,457	15,811
Non current assets	5,132	15,090
Current liabilities	9,981	10,229
Non current liabilities	9,525	19,051

Summarized statement of operations information of equity method investees

(in thousands of $)	2013	2012	2011
Net operating revenues	1,651	2,473	3,295
Net operating income	1,353	2,155	2,912
Net loss	(538)	(544)	(600)